Schedule of right of use assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Right of use assets, beginning	$ 13	$ 20
Increase	7	3
Reclasification to assets clasified as held		(10)
Right of use assets, ending	20	13
Right of use assets depreciation, beginning	(3)	(4)
Depreciation	(5)	(5)
Reclasification to assets clasified as held		6
[custom:AccumulatedDepreciationRightOfUseAssets-2]	(8)	(3)
Net book values	12	10
Machinery [member]
IfrsStatementLineItems [Line Items]
Right of use assets, beginning	13
Increase	7
Reclasification to assets clasified as held
Right of use assets, ending	20	13
Right of use assets depreciation, beginning	(3)
Depreciation	(5)
Reclasification to assets clasified as held
[custom:AccumulatedDepreciationRightOfUseAssets-2]	(8)	(3)
Net book values	$ 12	$ 10